CONVERTIBLE DEBENTURES (Details) - Fair value of the embedded conversion feature of the Convertible Debenture - Convertible Debentures Embedded Conversion Feature [Member] - USD ($)		12 Months Ended
	Jan. 25, 2013	Oct. 31, 2014
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)	$ 5.25	$ 4.875
Conversion price (in Dollars per share)	$ 3.75	$ 3.75
Stock premium for liquidity	57.00%	42.00%
Term (years)	2 years	1 year 3 months
Expected volatility	110.00%	115.00%
Weighted average risk-free interest rate	0.30%	0.30%
Trials (in Shares)	100,000	100,000
Aggregate fair value (in Dollars)	$ 1,180,000	$ 540,000